UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Large-, Mid- & Small-Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc., informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	One Year	Five Years	Ten Years
Class A	16.96%	30.13%	167.93%	118.93%
Class B	16.57	29.21	158.77	103.58
Class C	16.62	29.20	158.89	103.67
Class Z	17.17	30.55	172.14	125.13
Russell 3000® Index	15.83	26.74	191.53	109.40
S&P 500 Index	15.05	25.36	181.34	99.67
Lipper Multi-Cap Core Funds Average	15.40	26.26	175.43	101.79

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		16.81%	18.05%	7.51%
Class B		17.69	18.46	7.33
Class C		21.74	18.57	7.34
Class Z		23.94	19.77	8.41
Russell 3000 Index		22.61	21.93	7.86
S&P 500 Index		21.84	21.14	7.41
Lipper Multi-Cap Core Funds Average		22.19	20.60	7.25

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

Benchmark Definitions

Russell 3000 Index

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 2/28/14
Google, Inc., Internet Software & Services	1.7%
MasterCard, Inc., IT Services	1.6
Goldman Sachs Group, Inc. (The), Capital Markets	1.5
Facebook, Inc., Internet Software & Services	1.4
Biogen Idec, Inc., Biotechnology	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/14
Oil, Gas, & Consumable Fuels	7.2%
Pharmaceuticals	7.0
Banks	6.3
Biotechnology	4.9
Internet Software & Services	4.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,169.60	0.95%	$5.11
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Class B	Actual	$1,000.00	$1,165.70	1.65%	$8.86
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class C	Actual	$1,000.00	$1,166.20	1.65%	$8.86
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class Z	Actual	$1,000.00	$1,171.70	0.65%	$3.50
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund's fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.95%	0.95%
B	1.65	1.65
C	1.65	1.65
Z	0.65	0.65

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 1.2%
56,073	Boeing Co. (The)	$7,228,931
30,790	Curtiss-Wright Corp.	2,098,646
41,818	Exelis, Inc.	854,342
25,919	Moog, Inc. (Class A Stock)*	1,605,164
19,518	Teledyne Technologies, Inc.*	1,912,374
8,246	Triumph Group, Inc.	537,639

		14,237,096

Airlines 1.5%
5,782	Allegiant Travel Co.	573,921
113,396	American Airlines Group, Inc.*(a)	4,187,714
77,847	Spirit Airlines, Inc.*	4,396,799
193,744	United Continental Holdings, Inc.*	8,710,730

		17,869,164

Auto Components 1.0%
14,755	Dorman Products, Inc.*	850,183
94,164	Lear Corp.	7,646,117
29,622	Tenneco, Inc.*	1,784,429
20,814	TRW Automotive Holdings Corp.*	1,713,409

		11,994,138

Automobiles 0.9%
153,267	General Motors Co.*	5,548,265
20,231	Tesla Motors, Inc.*(a)	4,952,751

		10,501,016

Banks 6.3%
28,990	Bank of Hawaii Corp.	1,694,466
70,419	BankUnited, Inc.	2,357,628
43,575	BOK Financial Corp.	2,820,610
193,845	Citigroup, Inc.	9,426,682
153,297	East West Bancorp, Inc.	5,471,170
87,224	First Niagara Financial Group, Inc.	791,122
143,431	First Republic Bank	7,454,109
128,924	Fulton Financial Corp.	1,587,054
13,735	Home BancShares, Inc.	460,947
174,207	JPMorgan Chase & Co.	9,898,442

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
102,425	PNC Financial Services Group, Inc. (The)	$8,376,316
13,682	PrivateBancorp, Inc.	394,863
31,581	Prosperity Bancshares, Inc.	1,999,393
6,275	Signature Bank*	821,586
73,421	Susquehanna Bancshares, Inc.	803,226
11,877	Texas Capital Bancshares, Inc.*	747,657
36,578	Valley National Bancorp	368,706
39,264	Webster Financial Corp.	1,216,006
238,981	Wells Fargo & Co.	11,093,498
97,101	Wintrust Financial Corp.	4,493,834
64,417	Zions Bancorporation	2,009,810

		74,287,125

Biotechnology 4.9%
40,774	ACADIA Pharmaceuticals, Inc.*(a)	1,153,904
64,066	Alexion Pharmaceuticals, Inc.*	11,326,869
46,555	Biogen Idec, Inc.*	15,860,357
128,459	BioMarin Pharmaceutical, Inc.*	10,405,179
42,158	Celgene Corp.*	6,776,898
97,837	Exact Sciences Corp.*(a)	1,315,908
95,920	Gilead Sciences, Inc.*	7,941,217
52,067	KYTHERA Biopharmaceuticals, Inc.*(a)	2,601,788

		57,382,120

Building Products 0.1%
13,401	A.O. Smith Corp.	666,030

Capital Markets 3.6%
10,739	Artisan Partners Asset Management, Inc. (Class A Stock)	678,383
56,126	Eaton Vance Corp.	2,123,808
62,591	Evercore Partners, Inc. (Class A Stock)	3,482,563
107,182	Goldman Sachs Group, Inc. (The)	17,840,444
50,470	Janus Capital Group Inc.(a)	564,759
321,960	Morgan Stanley	9,916,368
26,482	Piper Jaffray Cos.*	1,109,596
94,378	Waddell & Reed Financial, Inc. (Class A Stock)	6,578,146

		42,294,067

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 0.9%
87,717	Monsanto Co.	$9,650,624
23,660	OM Group, Inc.	747,656

		10,398,280

Commercial Services & Supplies 0.5%
25,206	Knoll, Inc.	392,457
68,666	Mobile Mini, Inc.*	3,090,657
110,220	West Corp.	2,768,726

		6,251,840

Communications Equipment 0.8%
49,093	Ciena Corp.*(a)	1,206,215
100,495	Infinera Corp.*(a)	836,118
502,619	JDS Uniphase Corp.*	6,926,090
13,049	NETGEAR, Inc.*	446,015

		9,414,438

Construction & Engineering 0.3%
265,772	Great Lakes Dredge & Dock Corp.*	2,195,277
23,201	URS Corp.	1,078,846

		3,274,123

Consumer Finance 0.7%
92,457	Capital One Financial Corp.	6,789,117
67,397	Santander Consumer USA Holdings, Inc.*	1,707,166

		8,496,283

Diversified Consumer Services
16,042	Apollo Education Group, Inc. (Class A Stock)*(a)	534,680

Diversified Financial Services 0.5%
163,487	ING US, Inc.	5,864,279

Diversified Telecommunication Services 1.9%
237,347	CenturyLink, Inc.(a)	7,419,467
119,884	Cogent Communications Group, Inc.	4,596,353
300,119	Frontier Communications Corp.	1,464,581
31,763	Lumos Networks Corp.	461,199
276,180	Vivendi SA (France)	7,875,454

		21,817,054

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 0.3%
37,112	ITC Holdings Corp.	$3,807,691

Electrical Equipment 0.1%
41,629	Polypore International, Inc.*(a)	1,440,780

Electronic Equipment & Instruments 1.2%
1,203,953	Flextronics International Ltd.*	10,775,379
39,691	FLIR Systems, Inc.	1,355,051
28,178	Rogers Corp.*	1,823,117

		13,953,547

Electronic Equipment, Instruments & Components 0.1%
6,394	Anixter International, Inc.	683,838

Energy Equipment & Services 2.1%
6,617	Dresser-Rand Group, Inc.*	359,502
30,552	Dril-Quip, Inc.*	3,286,173
176,436	Halliburton Co.	10,056,852
87,078	Schlumberger Ltd.	8,098,254
86,870	Superior Energy Services, Inc.	2,570,483

		24,371,264

Food & Staples Retailing 1.5%
66,555	Costco Wholesale Corp.	7,773,624
24,506	Susser Holdings Corp.*(a)	1,484,573
24,873	United Natural Foods, Inc.*	1,800,308
118,990	Whole Foods Market, Inc.	6,431,410

		17,489,915

Food Products 2.5%
183,638	Adecoagro SA (Argentina)*	1,439,722
28,248	Boulder Brands, Inc.*(a)	424,850
112,678	Bunge Ltd.	8,970,296
91,940	ConAgra Foods, Inc.	2,611,096
84,964	Darling International, Inc.*	1,714,573
54,275	Hain Celestial Group, Inc. (The)*	4,846,757
261,521	Mondelez International, Inc. (Class A Stock)	8,899,560

		28,906,854

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.5%
33,402	DexCom, Inc.*	$1,506,430
44,708	Insulet Corp.*(a)	2,119,606
217,496	TearLab Corp.*(a)	1,750,843
13,842	West Pharmaceutical Services, Inc.	630,919

		6,007,798

Health Care Providers & Services 4.2%
110,439	Air Methods Corp.*(a)	5,965,915
58,489	Centene Corp.*	3,724,580
78,795	Cigna Corp.	6,271,294
144,888	Express Scripts Holding Co.*	10,911,515
107,900	HCA Holdings, Inc.*	5,524,480
22,480	HealthSouth Corp.	734,646
94,668	Healthways, Inc.*	1,416,233
31,791	Magellan Health Services, Inc.*	1,943,702
58,670	Molina Healthcare, Inc.*(a)	2,210,686
12,731	MWI Veterinary Supply, Inc.*	2,074,135
35,752	PharMerica Corp.*	861,623
41,926	Team Health Holdings, Inc.*	1,887,509
66,998	Universal Health Services, Inc. (Class B Stock)	5,378,599
8,815	WellCare Health Plans, Inc.*	544,943

		49,449,860

Hotels, Restaurants & Leisure 2.5%
33,209	Bloomin’ Brands, Inc.*	834,874
232,151	Carnival Corp.	9,207,109
47,346	Cheesecake Factory, Inc. (The)	2,249,882
19,251	Del Frisco’s Restaurant Group, Inc.*	501,296
9,302	Domino’s Pizza, Inc.	735,416
116,137	Dunkin’ Brands Group, Inc.(a)	6,000,799
18,257	Extended Stay America, Inc.*	465,188
93,006	Starbucks Corp.	6,599,706
46,147	Vail Resorts, Inc.	3,245,057

		29,839,327

Household Durables 0.1%
18,143	D.R. Horton, Inc.(a)	445,592
26,826	Meritage Homes Corp.*	1,293,282

		1,738,874

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Independent Power and Renewable Electricity Producers 0.6%
381,772	Calpine Corp.*	$7,272,757

Industrial Conglomerates 0.5%
42,902	Siemens AG (Germany), ADR(a)	5,711,543

Insurance 3.4%
18,964	HCC Insurance Holdings, Inc.	832,520
193,528	MetLife, Inc.	9,806,064
142,467	Protective Life Corp.	7,428,229
31,954	StanCorp Financial Group, Inc.	2,114,716
332,914	Symetra Financial Corp.	6,558,406
11,646	White Mountains Insurance Group Ltd.	6,749,556
69,694	W.R. Berkley Corp.	2,874,180
130,215	XL Group PLC (Ireland)	3,958,536

		40,322,207

Internet & Catalog Retail 3.2%
43,423	Amazon.com, Inc.*	15,723,468
64,610	ASOS PLC (United Kingdom)*	7,516,329
9,444	priceline.com, Inc.*	12,738,445
185,898	Vitacost.com, Inc.*	1,384,940

		37,363,182

Internet Software & Services 4.5%
82,674	Bankrate, Inc.*(a)	1,664,228
66,356	Cornerstone OnDemand, Inc.*	3,873,863
238,342	Facebook, Inc. (Class A Stock)*	16,316,893
16,809	Google, Inc. (Class A Stock)*	20,433,861
38,542	LinkedIn Corp. (Class A Stock)*	7,864,110
46,467	Pandora Media, Inc.*	1,738,795
29,236	Twitter, Inc.*(a)	1,605,349

		53,497,099

IT Services 3.3%
21,737	DST Systems, Inc.	2,042,843
49,589	FleetCor Technologies, Inc.*	6,443,099
30,610	Gartner, Inc.*	2,129,231
39,639	Global Payments, Inc.	2,787,811
81,031	InterXion Holding NV (Netherlands)*	1,943,934
241,314	MasterCard, Inc. (Class A Stock)	18,754,924

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
150,852	Vantiv, Inc. (Class A Stock)*(a)	$4,801,619

		38,903,461

Leisure Products 0.1%
31,679	Brunswick Corp.	1,418,902

Life Sciences Tools & Services 1.2%
23,130	Bruker Corp.*	525,976
4,214	Covance, Inc.*	436,402
84,884	Fluidigm Corp.*	3,976,816
53,727	Illumina, Inc.*(a)	9,213,643
8,330	PAREXEL International Corp.*	446,238

		14,599,075

Machinery 2.9%
16,076	AGCO Corp.	843,668
40,228	Caterpillar, Inc.	3,900,909
33,300	CIRCOR International, Inc.	2,382,948
12,047	Colfax Corp.*	856,903
34,187	Crane Co.	2,441,635
13,074	IDEX Corp.	981,465
46,557	ITT Corp.	2,043,852
30,550	Nordson Corp.	2,235,038
22,243	Oshkosh Corp.	1,286,313
52,195	RBC Bearings, Inc.*	3,353,529
16,500	Rexnord Corp.*	494,835
86,001	SPX Corp.	9,260,588
47,271	Terex Corp.	2,104,978
4,605	Wabtec Corp.	365,499
9,723	Watts Water Technologies, Inc. (Class A Stock)	599,131
11,308	Woodward, Inc.	492,916

		33,644,207

Media 2.9%
119,202	Cinemark Holdings, Inc.	3,506,923
170,920	Comcast Corp. (Class A Stock)	8,834,855
88,069	Imax Corp. (Canada)*(a)	2,355,846
91,539	Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	7,749,691
139,330	Walt Disney Co. (The)(a)	11,259,257

		33,706,572

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining 1.5%
6,735	Carpenter Technology Corp.	$398,375
60,876	Constellium NV (Netherlands) (Class A Stock)*	1,691,744
375,451	Goldcorp, Inc. (Canada)(a)	10,110,895
379,302	McEwen Mining, Inc.*(a)	1,103,769
53,927	Reliance Steel & Aluminum Co.	3,736,063
60,492	Steel Dynamics, Inc.	1,054,981

		18,095,827

Oil, Gas & Consumable Fuels 7.2%
102,178	Anadarko Petroleum Corp.	8,599,301
477,708	Denbury Resources, Inc.	7,815,303
61,864	Hess Corp.	4,950,976
26,654	Laredo Petroleum, Inc.*	695,403
231,329	Marathon Oil Corp.	7,749,522
44,483	Marathon Petroleum Corp.	3,736,572
143,107	Noble Energy, Inc.	9,840,037
81,604	Occidental Petroleum Corp.	7,876,418
39,917	PDC Energy, Inc.*	2,480,043
138,862	Rosetta Resources, Inc.*	6,161,307
75,435	SemGroup Corp. (Class A Stock)	5,078,284
285,033	Suncor Energy, Inc. (Canada)	9,403,283
52,223	Targa Resources Corp.	5,053,097
53,567	Western Refining, Inc.	1,952,517
40,872	Whiting Petroleum Corp.*	2,808,315

		84,200,378

Personal Products 0.8%
461,416	Avon Products, Inc.	7,138,106
42,922	Herbalife Ltd. (Cayman Islands)(a)	2,858,605

		9,996,711

Pharmaceuticals 7.0%
37,569	Actavis PLC*	8,295,987
68,358	Allergan, Inc.	8,681,466
55,903	Bayer AG (Germany), ADR(a)	7,894,622
134,031	Bristol-Myers Squibb Co.	7,206,847
268,790	Merck & Co., Inc.	15,318,342
217,563	Novo Nordisk A/S (Denmark), ADR(a)	10,340,769
89,911	Pacira Pharmaceuticals, Inc.*(a)	7,034,637
54,317	Shire PLC (Ireland), ADR	8,970,452

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
161,866	Teva Pharmaceutical Industries Ltd. (Israel), ADR	$8,075,495

		81,818,617

Professional Services 0.8%
41,795	Corporate Executive Board Co. (The)	3,125,430
9,317	Dun & Bradstreet Corp. (The)	924,340
13,041	FTI Consulting, Inc.*(a)	380,667
1,348	Huron Consulting Group, Inc.*	89,197
9,981	Insperity, Inc.	291,345
92,970	Korn/Ferry International*	2,360,508
15,599	Robert Half International, Inc.	638,623
41,483	TrueBlue, Inc.*	1,181,436

		8,991,546

Real Estate Investment Trusts (REITs) 1.6%
86,739	Capstead Mortgage Corp.	1,118,066
570,052	Chimera Investment Corp.	1,818,466
101,286	Colony Financial, Inc.	2,287,038
51,088	CubeSmart	894,551
71,473	DCT Industrial Trust, Inc.	566,066
14,628	Extra Space Storage, Inc.	718,235
296,440	Hersha Hospitality Trust	1,665,993
586,670	MFA Financial, Inc.	4,611,226
108,419	Starwood Property Trust, Inc.	2,604,224
268,780	Summit Hotel Properties, Inc.	2,483,527

		18,767,392

Road & Rail 1.2%
63,078	Canadian Pacific Railway Ltd. (Canada)	9,903,246
91,690	Heartland Express, Inc.(a)	1,868,642
110,511	Roadrunner Transportation Systems, Inc.*	2,598,114

		14,370,002

Semiconductors & Semiconductor Equipment 2.1%
410,182	Applied Materials, Inc.	7,777,051
60,040	ATMI, Inc.*	2,041,960
122,828	Cavium, Inc.*(a)	5,174,744
6,989	Cree, Inc.*	429,334
38,813	Hittite Microwave Corp.	2,289,191
34,724	Inphi Corp.*	456,620

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
89,205	Power Integrations, Inc.	$5,274,692
40,605	Semtech Corp.*	1,013,095

		24,456,687

Software 4.3%
44,873	BroadSoft, Inc.*	1,346,639
23,230	CommVault Systems, Inc.*	1,600,082
28,320	Fortinet, Inc.*	655,608
13,999	Imperva, Inc.*	877,317
18,790	Infoblox, Inc.*	433,673
151,942	Jive Software, Inc.*(a)	1,236,808
13,111	NetSuite, Inc.*	1,508,945
116,042	QLIK Technologies, Inc.*	3,539,281
103,544	Red Hat, Inc.*	6,108,061
159,711	Salesforce.com, Inc.*	9,961,175
60,265	SolarWinds, Inc.*	2,783,038
83,246	Splunk, Inc.*	7,721,066
73,690	VMware, Inc. (Class A Stock)*(a)	7,077,924
49,130	Workday, Inc. (Class A Stock)*	5,400,370

		50,249,987

Specialty Retail 3.7%
15,903	Abercrombie & Fitch Co. (Class A Stock)	630,236
12,769	ANN, Inc.*	455,215
44,850	Asbury Automotive Group, Inc.*	2,280,174
48,523	Chico’s FAS, Inc.	802,085
82,916	DSW, Inc. (Class A Stock)	3,190,608
145,167	Express, Inc.*	2,655,104
44,977	Foot Locker, Inc.	1,875,991
11,062	GNC Holdings, Inc. (Class A Stock)	514,604
13,273	Group 1 Automotive, Inc.(a)	886,106
294,482	Inditex SA (Spain), ADR	8,433,965
103,761	Mattress Firm Holding Corp.*(a)	4,522,942
8,613	Penske Automotive Group, Inc.	372,857
152,134	Pier 1 Imports, Inc.	2,878,375
12,253	Restoration Hardware Holdings, Inc.*	829,773
187,863	TJX Cos., Inc. (The)	11,546,060
9,417	Urban Outfitters, Inc.*	352,572
9,693	Williams-Sonoma, Inc.	564,520
22,411	Zumiez, Inc.*	532,485

		43,323,672

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 1.9%
27,549	Apple, Inc.	$14,497,386
151,905	EMC Corp.	4,005,735
48,059	Fusion-io, Inc.*(a)	527,207
26,724	Stratasys Ltd.*	3,397,422

		22,427,750

Textiles, Apparel & Luxury Goods 2.8%
158,858	Burberry Group PLC (United Kingdom)	4,092,983
39,069	Deckers Outdoor Corp.*(a)	2,904,780
24,297	Kate Spade & Co.*	831,443
140,612	Michael Kors Holdings Ltd.*	13,784,195
144,407	NIKE, Inc. (Class B Stock)	11,307,068

		32,920,469

Thrifts & Mortgage Finance 0.1%
41,533	Provident Financial Services, Inc.	770,852
9,385	WSFS Financial Corp.	669,057

		1,439,909

Trading Companies & Distributors 0.2%
24,089	WESCO International, Inc.*(a)	2,076,713

Wireless Telecommunication Services 1.1%
239,946	NII Holdings, Inc.*	275,938
128,047	SBA Communications Corp. (Class A Stock)*	12,186,232

		12,462,170

	TOTAL LONG-TERM INVESTMENTS (cost $777,899,353)	1,165,008,316

SHORT-TERM INVESTMENT 11.5%

AFFILIATED MONEY MARKET MUTUAL FUND
135,066,951	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $135,066,951; includes $122,959,436 of cash collateral received for securities on loan) (Note 3)(b)(c)	135,066,951

	TOTAL INVESTMENTS 110.6% (cost $912,966,304; Note 5)	1,300,075,267
	Liabilities in excess of other assets (10.6)%	(124,350,966)

	NET ASSETS 100.0%	$1,175,724,301

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,468,345; cash collateral of $122,959,436 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,237,096	$—	$—
Airlines	17,869,164	—	—
Auto Components	11,994,138	—	—
Automobiles	10,501,016	—	—
Banks	74,287,125	—	—
Biotechnology	57,382,120	—	—
Building Products	666,030	—	—
Capital Markets	42,294,067	—	—
Chemicals	10,398,280	—	—
Commercial Services & Supplies	6,251,840	—	—
Communications Equipment	9,414,438	—	—
Construction & Engineering	3,274,123	—	—
Consumer Finance	8,496,283	—	—
Diversified Consumer Services	534,680	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Diversified Financial Services	$5,864,279	$—	$—
Diversified Telecommunication Services	13,941,600	7,875,454	—
Electric Utilities	3,807,691	—	—
Electrical Equipment	1,440,780	—	—
Electronic Equipment & Instruments	13,953,547	—	—
Electronic Equipment, Instruments & Components	683,838	—	—
Energy Equipment & Services	24,371,264	—	—
Food & Staples Retailing	17,489,915	—	—
Food Products	28,906,854	—	—
Health Care Equipment & Supplies	6,007,798	—	—
Health Care Providers & Services	49,449,860	—	—
Hotels, Restaurants & Leisure	29,839,327	—	—
Household Durables	1,738,874	—	—
Independent Power and Renewable Electricity Producers	7,272,757	—	—
Industrial Conglomerates	5,711,543	—	—
Insurance	40,322,207	—	—
Internet & Catalog Retail	29,846,853	7,516,329	—
Internet Software & Services	53,497,099	—	—
IT Services	38,903,461	—	—
Leisure Products	1,418,902	—	—
Life Sciences Tools & Services	14,599,075	—	—
Machinery	33,644,207	—	—
Media	33,706,572	—	—
Metals & Mining	18,095,827	—	—
Oil, Gas & Consumable Fuels	84,200,378	—	—
Personal Products	9,996,711	—	—
Pharmaceuticals	81,818,617	—	—
Professional Services	8,991,546	—	—
Real Estate Investment Trusts (REITs)	18,767,392	—	—
Road & Rail	14,370,002	—	—
Semiconductors & Semiconductor Equipment	24,456,687	—	—
Software	50,249,987	—	—
Specialty Retail	43,323,672	—	—
Technology Hardware, Storage & Peripherals	22,427,750	—	—
Textiles, Apparel & Luxury Goods	28,827,486	4,092,983	—
Thrifts & Mortgage Finance	1,439,909	—	—
Trading Companies & Distributors	2,076,713	—	—
Wireless Telecommunication Services	12,462,170	—	—
Affiliated Money Market Mutual Fund	135,066,951	—	—

Total	$1,280,590,501	$19,484,766	$—

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 10.5% of collateral received for securities on loan)	11.5%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	7.0
Banks	6.3
Biotechnology	4.9
Internet Software & Services	4.5
Software	4.3
Health Care Providers & Services	4.2
Specialty Retail	3.7
Capital Markets	3.6
Insurance	3.4
IT Services	3.3
Internet & Catalog Retail	3.2
Media	2.9
Machinery	2.9
Textiles, Apparel & Luxury Goods	2.8
Hotels, Restaurants & Leisure	2.5
Food Products	2.5
Semiconductors & Semiconductor Equipment	2.1
Energy Equipment & Services	2.1
Technology Hardware, Storage & Peripherals	1.9
Diversified Telecommunication Services	1.9
Real Estate Investment Trusts (REITs)	1.6
Metals & Mining	1.5
Airlines	1.5
Food & Staples Retailing	1.5
Life Sciences Tools & Services	1.2
Road & Rail	1.2
Aerospace & Defense	1.2%
Electronic Equipment & Instruments	1.2
Wireless Telecommunication Services	1.1
Auto Components	1.0
Automobiles	0.9
Chemicals	0.9
Personal Products	0.8
Communications Equipment	0.8
Professional Services	0.8
Consumer Finance	0.7
Independent Power and Renewable Electricity Producers	0.6
Commercial Services & Supplies	0.5
Health Care Equipment & Supplies	0.5
Diversified Financial Services	0.5
Industrial Conglomerates	0.5
Electric Utilities	0.3
Construction & Engineering	0.3
Trading Companies & Distributors	0.2
Household Durables	0.1
Electrical Equipment	0.1
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Electronic Equipment, Instruments & Components	0.1
Building Products	0.1

110.6
Liabilities in excess of other assets	(10.6)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

See Notes to Financial Statements.

22

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on Loan	$119,468,345	$—	$—	$119,468,345

Collateral Amounts Pledged/(Received):
Securities on Loan				(119,468,345)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $119,468,345:
Unaffiliated investments (cost $777,899,353)	$1,165,008,316
Affiliated investments (cost $135,066,951)	135,066,951
Cash	151
Receivable for investments sold	12,787,189
Dividends receivable	940,869
Receivable for Fund shares sold	287,219
Tax reclaim receivable	30,393
Prepaid expenses	6,700

Total assets	1,314,127,788

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	122,959,436
Payable for investments purchased	12,690,637
Payable for Fund shares reacquired	1,582,107
Management fee payable	423,293
Accrued expenses	356,445
Distribution fee payable	279,962
Affiliated transfer agent fee payable	111,607

Total liabilities	138,403,487

Net Assets	$1,175,724,301

Net assets were comprised of:
Common stock, at par	$518,591
Paid-in capital in excess of par	751,182,788

751,701,379
Undistributed net investment income	975,678
Accumulated net realized gain on investment and foreign currency transactions	35,938,281
Net unrealized appreciation on investments and foreign currencies	387,108,963

Net assets, February 28, 2014	$1,175,724,301

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($1,075,667,744 ÷ 47,313,114 shares of common stock issued and outstanding)	$22.74
Maximum sales charge (5.50% of offering price)	1.32

Maximum offering price to public	$24.06

Class B
Net asset value, offering price and redemption price per share ($25,203,143 ÷ 1,178,364 shares of common stock issued and outstanding)	$21.39

Class C
Net asset value, offering price and redemption price per share ($27,481,836 ÷ 1,284,636 shares of common stock issued and outstanding)	$21.39

Class Z
Net asset value, offering price and redemption price per share ($47,371,578 ÷ 2,082,986 shares of common stock issued and outstanding)	$22.74

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $89,841)	$6,220,558
Affiliated income from securities loaned, net	193,453
Affiliated dividend income	9,818

Total income	6,423,829

Expenses
Management fee	2,707,226
Distribution fee—Class A	1,541,610
Distribution fee—Class B	118,760
Distribution fee—Class C	131,144
Transfer agent’s fees and expenses (including affiliated expense of $178,100)	730,000
Custodian’s fees and expenses	87,000
Shareholders’ reports	49,000
Registration fees	31,000
Directors’ fees	15,000
Legal fees and expenses	14,000
Audit fee	11,000
Insurance expenses	8,000
Miscellaneous	11,291

Total expenses	5,455,031

Net investment income	968,798

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	76,333,165
Foreign currency transactions	(7,112)

76,326,053

Net change in unrealized appreciation (depreciation) on investments	98,699,851

Net gain on investment and foreign currency transactions	175,025,904

Net Increase In Net Assets Resulting From Operations	$175,994,702

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$968,798	$7,651,379
Net realized gain on investment and foreign currency transactions	76,326,053	100,795,512
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	98,699,851	96,249,201

Net increase in net assets resulting from operations	175,994,702	204,696,092

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,358,631)	(4,160,187)
Class B	—	(6,264)
Class C	—	(6,073)
Class Z	(356,900)	(280,230)

	(5,715,531)	(4,452,754)

Distributions from net realized gains
Class A	(100,270,998)	—
Class B	(2,400,631)	—
Class C	(2,722,491)	—
Class Z	(4,389,027)	—

	(109,783,147)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	22,424,730	21,075,293
Net asset value of shares issued in reinvestment of dividends	112,051,550	4,325,677
Cost of shares reacquired	(81,166,858)	(134,638,909)

Net increase (decrease) in net assets from Fund share transactions	53,309,422	(109,237,939)

Total increase	113,805,446	91,005,399

Net Assets:
Beginning of period	1,061,918,855	970,913,456

End of period (a)	$1,175,724,301	$1,061,918,855

(a) Includes undistributed net investment income of:	$975,678	$5,722,411

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is long-term capital growth.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

28

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement

30

between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the

32

next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $135,287 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $116, $14,717 and $188 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2014, PIM has been compensated approximately $57,800 for these services.

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2014, were $312,248,880 and $373,618,193, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$925,694,627

Appreciation	383,989,535
Depreciation	(9,608,895)

Net Unrealized Appreciation	$374,380,640

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $3,439,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A

34

shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	489,001	$11,092,883
Shares issued in reinvestment of dividends	4,809,481	102,680,378
Shares reacquired	(3,016,119)	(68,506,310)

Net increase (decrease) in shares outstanding before conversion	2,282,363	45,266,951
Shares issued upon conversion from Class B and Class Z	87,900	2,028,566
Shares reacquired upon conversion into Class Z	(26,468)	(601,735)

Net increase (decrease) in shares outstanding	2,343,795	$46,693,782

Year ended August 31, 2013:
Shares sold	677,293	$13,423,961
Shares issued in reinvestment of dividends	223,843	4,042,607
Shares reacquired	(6,104,577)	(119,077,830)

Net increase (decrease) in shares outstanding before conversion	(5,203,441)	(101,611,262)
Shares issued upon conversion from Class B and Class Z	264,053	5,192,753
Shares reacquired upon conversion into Class Z	(35,444)	(700,027)

Net increase (decrease) in shares outstanding	(4,974,832)	$(97,118,536)

Prudential Jennison Blend Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2014:
Shares sold	84,802	$1,805,217
Shares issued in reinvestment of dividends	117,179	2,356,464
Shares reacquired	(58,623)	(1,250,567)

Net increase (decrease) in shares outstanding before conversion	143,358	2,911,114
Shares reacquired upon conversion into Class A	(91,013)	(1,981,439)

Net increase (decrease) in shares outstanding	52,345	$929,675

Year ended August 31, 2013:
Shares sold	148,502	$2,788,902
Shares issued in reinvestment of dividends	359	6,156
Shares reacquired	(145,502)	(2,678,328)

Net increase (decrease) in shares outstanding before conversion	3,359	116,730
Shares reacquired upon conversion into Class A	(277,588)	(5,190,919)

Net increase (decrease) in shares outstanding	(274,229)	$(5,074,189)

Class C
Six months ended February 28, 2014:
Shares sold	47,436	$1,001,724
Shares issued in reinvestment of dividends	121,868	2,450,770
Shares reacquired	(87,579)	(1,867,481)

Net increase (decrease) in shares outstanding before conversion	81,725	1,585,013
Shares reacquired upon conversion into Class Z	(1,339)	(28,982)

Net increase (decrease) in shares outstanding	80,386	$1,556,031

Year ended August 31, 2013:
Shares sold	74,329	$1,416,163
Shares issued in reinvestment of dividends	317	5,439
Shares reacquired	(218,244)	(4,004,195)

Net increase (decrease) in shares outstanding before conversion	(143,598)	(2,582,593)
Shares reacquired upon conversion into Class Z	(5,451)	(95,800)

Net increase (decrease) in shares outstanding	(149,049)	$(2,678,393)

36

Class Z	Shares	Amount
Six months ended February 28, 2014:
Shares sold	359,894	$8,524,906
Shares issued in reinvestment of dividends	213,868	4,563,938
Shares reacquired	(419,094)	(9,542,500)

Net increase (decrease) in shares outstanding before conversion	154,668	3,546,344
Shares issued upon conversion from Class A and Class C	27,699	630,717
Shares reacquired upon conversion into Class A	(1,996)	(47,127)

Net increase (decrease) in shares outstanding	180,371	$4,129,934

Year ended August 31, 2013:
Shares sold	172,580	$3,446,267
Shares issued in reinvestment of dividends	15,040	271,475
Shares reacquired	(460,379)	(8,878,556)

Net increase (decrease) in shares outstanding before conversion	(272,759)	(5,160,814)
Shares issued upon conversion from Class A and Class C	40,577	795,827
Shares reacquired upon conversion into Class A	(83)	(1,834)

Net increase (decrease) in shares outstanding	(232,265)	$(4,366,821)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

Prudential Jennison Blend Fund, Inc.	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.64		$17.75	$16.68	$13.95	$13.34		$17.07
Income (loss) from investment operations:
Net investment income	.02		.15	.05	.03	.03		.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.50		3.83	1.05	2.73	.58		(3.25)
Total from investment operations	3.52		3.98	1.10	2.76	.61		(3.21)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.09)	(.03)	(.03)	-		(.04)
Distributions from net realized gains	(2.30)		-	-	-	-		(.48)
Total dividends and distributions	(2.42)		(.09)	(.03)	(.03)	-		(.52)
Capital Contributions(e):	-		-	-	- (d)	-	(d)	-
Net asset value, end of period	$22.74		$21.64	$17.75	$16.68	$13.95		$13.34
Total Return(b):	17.01%		22.50%	6.59%	19.82%	4.57%		(17.42)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$1,076		$973	$887	$931	$871		$924
Average net assets (000,000)	$1,036		$930	$910	$1,017	$976		$842
Ratios to average net assets(c):
Expenses	.95%	(f)	.97%	1.00%	1.00%	1.01%		1.04%
Net investment income	.19%	(f)	.77%	.31%	.18%	.23%		.31%
Portfolio turnover rate	28%	(g)	73%	110%	143%	112%		122%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013		2012	2011		2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.44		$16.81		$15.88	$13.34		$12.85		$16.53
Income (loss) from investment operations:
Net investment income (loss)	(.05)		.01		(.06)	(.08)		(.07)		(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.30		3.62		.99	2.62		.56		(3.16)
Total from investment operations	3.25		3.63		.93	2.54		.49		(3.20)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(d)	-	-		-		-
Distributions from net realized gains	(2.30)		-		-	-		-		(.48)
Total dividends and distributions	(2.30)		-	(d)	-	-		-		(.48)
Capital Contributions(e):	-		-		-	-	(d)	-	(d)	-
Net asset value, end of period	$21.39		$20.44		$16.81	$15.88		$13.34		$12.85
Total Return(b):	16.62%		21.63%		5.86%	19.04%		3.81%		(18.06)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$25		$23		$23	$29		$33		$45
Average net assets (000,000)	$24		$23		$26	$35		$42		$46
Ratios to average net assets(c):
Expenses	1.65%	(f)	1.67%		1.70%	1.70%		1.71%		1.74%
Net investment income (loss)	(.50)%	(f)	.08%		(.40)%	(.52)%		(.46)%		(.37)%
Portfolio turnover rate	28%	(g)	73%		110%	143%		112%		122%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013		2012	2011		2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.45		$16.82		$15.88	$13.35		$12.86		$16.53
Income (loss) from investment operations:
Net investment income (loss)	(.05)		.01		(.06)	(.09)		(.07)		(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.29		3.62		1.00	2.62		.56		(3.15)
Total from investment operations	3.24		3.63		.94	2.53		.49		(3.19)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(d)	-	-		-		-
Distributions from net realized gains	(2.30)		-		-	-		-		(.48)
Total dividends and distributions	(2.30)		-	(d)	-	-		-		(.48)
Capital Contributions(e):	-		-		-	-	(d)	-	(d)	-
Net asset value, end of period	$21.39		$20.45		$16.82	$15.88		$13.35		$12.86
Total Return(b):	16.56%		21.61%		5.92%	18.95%		3.81%		(18.00)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$27		$25		$23	$24		$22		$22
Average net assets (000,000)	$26		$23		$24	$26		$24		$21
Ratios to average net assets(c):
Expenses	1.65%	(f)	1.67%		1.70%	1.70%		1.71%		1.74%
Net investment income (loss)	(.51	)%(f)	.07%		(.39)%	(.52)%		(.47)%		(.39)%
Portfolio turnover rate	28%	(g)	73%		110%	143%		112%		122%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.67		$17.78	$16.71	$13.97	$13.32		$17.07
Income (loss) from investment operations:
Net investment income	.06		.21	.10	.08	.08		.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.50		3.82	1.05	2.74	.57		(3.26)
Total from investment operations	3.56		4.03	1.15	2.82	.65		(3.19)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.14)	(.08)	(.08)	-		(.08)
Distributions from net realized gains	(2.30)		-	-	-	-		(.48)
Total dividends and distributions	(2.49)		(.14)	(.08)	(.08)	-		(.56)
Capital Contributions(e):	-		-	-	- (d)	-	(d)	-
Net asset value, end of period	$22.74		$21.67	$17.78	$16.71	$13.97		$13.32
Total Return(b):	17.17%		22.82%	6.94%	20.22%	4.88%		(17.20)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$47		$41	$38	$57	$45		$45
Average net assets (000,000)	$43		$39	$43	$56	$51		$44
Ratios to average net assets(c):
Expenses	.65%	(f)	.67%	.70%	.70%	.71%		.74%
Net investment income	.50%	(f)	1.08%	.60%	.48%	.54%		.62%
Portfolio turnover rate	28%	(g)	73%	110%	143%	112%		122%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0260378-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014